NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2020
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

Amount
Noncontrolling interest at December 31, 2017	$—
Net loss attributable to noncontrolling interest - 2018	(21,843)
Foreign currency translation adjustment attributable to noncontrolling interest - 2018	(823)
Noncontrolling interest at December 31, 2018	$(22,666)
Net loss attributable to noncontrolling interest - 2019	(153,742)
Foreign currency translation adjustment attributable to noncontrolling interest - 2019	(2,398)
Noncontrolling interest at December 31, 2019	$(178,806)
Net loss attributable to noncontrolling interest - 2020	(4,146)
Foreign currency translation adjustment attributable to noncontrolling interest	9,132
Noncontrolling interest at December 31, 2020	$(173,820)